Document and Entity Information	Dec. 11, 2023
Cover [Abstract]
Entity Registrant Name	OWENS & MINOR INC/VA/
Entity Address, State or Province	VA
Amendment Flag	false
Entity Central Index Key	0000075252
Document Type	8-K
Document Period End Date	Dec. 11, 2023
Entity Incorporation State Country Code	VA
Entity File Number	001-09810
Entity Tax Identification Number	54-1701843
Entity Address, Address Line One	9120 Lockwood Blvd
Entity Address, City or Town	Mechanicsville
Entity Address, Postal Zip Code	23116
City Area Code	(804)
Local Phone Number	723-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $2 par value per share
Trading Symbol	OMI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false